Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense [abstract]
Interest expense	$ (651)	$ (708)	$ (714)
Interest expense on lease liabilities	(62)	(67)	(66)
Income/expense arising from discounting long-term liabilities	(98)	(94)	(70)
Total interest expense from continuing operations	$ (811)	$ (869)	$ (850)